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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Senrigan Capital Management Limited
                 -----------------------------------
   Address:      PO Box 309
                 -----------------------------------
                 Ugland House
                 -----------------------------------
                 Grand Cayman, KY-1104
                 -----------------------------------
                 Cayman Islands
                 -----------------------------------

Form 13F File Number: 028-14696
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nick Taylor
         -------------------------------
Title:   Director
         -------------------------------
Phone:   +852 3196 3000
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Nick Taylor            Hong Kong, Hong Kong     May 14, 2012
   -------------------------------    --------------------    -------------
             [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $81248
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-                          Senrigan Capital Group Limited
    ------       -----------------         ------------------------------

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                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 3/31/12

NAME OF                       TITLE OF        CUSIP      Value     SHARES/   SH/  PUT   INVSTMT  OTHER       VOTING AUTHORITY
ISSUER                        CLASS                      (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
----------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  ----  -------  ----
JAGUAR MNG INC                COM             47009M103     22626   4845012  SH         SHARED   1               4845012
SHANDA GAMES LTD              SP ADR REPTG A  81941U105      9115   1752800  SH         SHARED   1               1752800
YAHOO INC                     COM             984332106     28894   1898400  SH         SHARED   1               1898400
SK TELECOM LTD                SPONSORED ADR   78440P108      6656    478500  SH         SHARED   1                478500
KT CORP                       SPONSORED ADR   48268K101      1369    100000  SH         SHARED   1                100000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100      4780    313518  SH         SHARED   1                313518
ASIAINFO-LINKAGE INC          COM             04518A104      5882    466861  SH         SHARED   1                466861
UNITED MICROELECTRONICS CORP  SPON ADR NEW    910873405      1926    775000  SH         SHARED   1                775000